Capital and reserves - Share capital and additional paid-in capital (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 13, 2022 $ / shares $ / shares shares	Jun. 30, 2023 CNY (¥) shares Vote	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2023 $ / shares	May 16, 2023 CNY (¥)	May 16, 2023 USD ($)	Sep. 21, 2022 shares	Jul. 11, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jan. 31, 2020 $ / shares
Capital and reserves
Number of shares authorized		5,000,000,000	5,000,000,000
Ordinary shares, par value | $ / shares				$ 0.00001					$ 0.00001	$ 0.00001
Share capital | ¥		¥ 95,000	¥ 92,000
Number of shares issued		1,263,689,685	1,225,566,355
Treasury shares
Capital and reserves
Number of shares issued		18,834,996	22,919,736
Additional paid-in capital
Capital and reserves
Cash transferred					¥ 730,898,000	$ 105
Ordinary shares
Capital and reserves
Ordinary shares, par value | $ / shares	$ 0.00001							$ 0.00001
Share capital | ¥		¥ 95,000
Number of shares issued	41,586,200	1,263,689,685
Number of over allotment shares	486,200
Price per share | $ / shares	$ 13.80
Ordinary shares | Treasury shares
Capital and reserves
Number of restricted shares became vested		4,161,100	3,897,180
Class A ordinary shares
Capital and reserves
Share capital | ¥			¥ 69,000
Number of shares issued			897,275,873
Number of votes | Vote		1
Conversion of ordinary shares		1
Class A ordinary shares | Treasury shares
Capital and reserves
Number of shares issued			6,111,276				6,187,636
Class B ordinary shares
Capital and reserves
Share capital | ¥			¥ 23,000
Number of shares issued			328,290,482
Number of votes | Vote		3